PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2016
Opening net carrying amount	27,097,190	51,266,390	818,625	124,497	12,682,514	91,989,216
Currency translation differences	239	258	159	39	—	695
Reclassifications and internal transfers	3,041,286	1,412,368	18,750	4,485	(4,476,889)	—
Transfer to intangible assets	—	—	—	—	(52,716)	(52,716)
Transfer to land use rights	—	—	—	—	(156,752)	(156,752)
Additions	4,755	1,403,380	17,335	7,261	8,408,684	9,841,415
Disposals	(761,184)	(3,098,579)	(25,420)	(3,238)	(230,608)	(4,119,029)
Depreciation	(1,491,627)	(4,875,314)	(176,383)	(34,190)	—	(6,577,514)
Impairment losses	(28,670)	(28,326)	(59)	(25)	—	(57,080)
Closing net carrying amount	27,861,989	46,080,177	653,007	98,829	16,174,233	90,868,235
As at December 31, 2016
Cost	43,221,788	90,645,929	2,938,562	524,045	16,770,699	154,101,023
Accumulated depreciation and impairment	(15,359,799)	(44,565,752)	(2,285,555)	(425,216)	(596,466)	(63,232,788)
Net carrying amount	27,861,989	46,080,177	653,007	98,829	16,174,233	90,868,235

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2017
Opening net carrying amount	27,861,989	46,080,177	653,007	98,829	16,174,233	90,868,235
Reclassifications and internal transfers	5,334,951	9,722,364	9,064	11,439	(15,077,818)	—
Transfer to intangible assets (note 5)	—	—	—	—	(76,179)	(76,179)
Transfer to land use rights (note 8)	—	—	—	—	(396,398)	(396,398)
Transfer to investment properties (note 7)	(157,150)	—	—	—	—	(157,150)
Additions	8,224	1,027,337	32,257	7,052	9,602,020	10,676,890
Acquisition of a subsidiary	889,597	2,600,315	3,410	1,714	99,934	3,594,970
Disposal of subsidiaries	(86,945)	(62,814)	(5,269)	(2,114)	(108,479)	(265,621)
Disposals	(37,678)	(1,140,081)	(12,437)	(1,123)	(334,329)	(1,525,648)
Depreciation	(1,575,776)	(4,857,954)	(144,508)	(28,045)	—	(6,606,283)
Impairment losses	—	(15,632)	—	—	—	(15,632)
Currency translation differences	(155)	(196)	(60)	(58)	—	(469)
Closing net carrying amount	32,237,057	53,353,516	535,464	87,694	9,882,984	96,096,715
As at December 31, 2017
Cost	48,882,784	101,507,889	2,860,597	502,779	9,994,982	163,749,031
Accumulated depreciation and impairment	(16,645,727)	(48,154,373)	(2,325,133)	(415,085)	(111,998)	(67,652,316)
Net carrying amount	32,237,057	53,353,516	535,464	87,694	9,882,984	96,096,715

Schedule of depreciation expenses recognized in profit or loss

	2015	2016	2017
Cost of sales	6,749,735	6,386,276	6,440,128
General and administrative expenses	172,524	181,708	159,230
Selling and distribution expenses	22,731	9,530	6,925
	6,944,990	6,577,514	6,606,283